Organization and Nature of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND NATURE OF BUSINESS

NOTE 1—ORGANIZATION AND NATURE OF BUSINESS

1847 Goedeker Inc. (the "Company") was formed under the laws of the State of Delaware on January 10, 2019 for the sole purpose of acquiring the business of Goedeker Television Co. Prior to the acquisition, the Company did not have any operations other than operations relating to its incorporation and organization.

On April 5, 2019, the Company acquired substantially all the assets and assumed substantially all the liabilities of Goedeker Television Co., a Missouri corporation ("Goedeker"). As a result of this transaction, the Company acquired the former business of Goedeker and continues to operate this business.

October 20, 2020, the Company formed Appliances Connection Inc. ("ACI") as a wholly owned subsidiary in the State of Delaware. At December 31, 2020, ACI had no assets or liabilities.

The Company is a one-stop e-commerce destination for home furnishings, including appliances, furniture, home goods and related products. Since Goedeker's founding in 1951, it has evolved from a local brick and mortar operation serving the St. Louis metro area to a large nationwide omnichannel retailer that offers one-stop shopping. While the Company still maintains its St. Louis showroom, over 95% of its sales are placed through its website at www.goedekers.com.

NOTE 1—ORGANIZATION AND NATURE OF BUSINESS

1847 Goedeker Inc. (the "Company") was formed under the laws of the State of Delaware on January 10, 2019 for the sole purpose of acquiring the business of Goedeker Television Co. Prior to the acquisition, the Company did not have any operations other than operations relating to its incorporation and organization.

On April 5, 2019, the Company acquired substantially all the assets and assumed substantially all the liabilities of Goedeker Television Co., a Missouri corporation ("Goedeker"). As a result of this transaction, the Company acquired the former business of Goedeker and continues to operate this business.

October 20, 2020, the Company formed Appliances Connection Inc. ("ACI") as a wholly owned subsidiary in the State of Delaware. At December 31, 2020, ACI had no assets or liabilities.

The Company is a one-stop e-commerce destination for home furnishings, including appliances, furniture, home goods and related products. Since Goedeker's founding in 1951, it has evolved from a local brick and mortar operation serving the St. Louis metro area to a large nationwide omnichannel retailer that offers one-stop shopping. While the Company still maintains its St. Louis showroom, over 95% of its sales are placed through its website at www.goedekers.com.